Operating Segments (Details) - Schedule of Revenue, Results, Assets, Liabilities and Other Information by Business Segment	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Assets
Segment assets	RM 272,871,123		RM 395,682,815	RM 328,600,453
Deferred tax assets and tax recoverable	38,559		20,849	12,841
Total assets	272,909,682	$ 57,795,357	395,703,664	328,613,294
Liabilities
Segment liabilities	1,568,916		58,452,861	9,925,189
Deferred tax liabilities and tax payable	7,263,705		18,413,046	24,193,157
Total liabilities	8,832,621	$ 1,870,524	76,865,907	34,118,346
IoT [Member]
Assets
Segment assets	240,411,194		364,549,780	326,879,076
Deferred tax assets and tax recoverable	38,559		20,849	12,841
Total assets	240,449,753		364,570,629	326,891,917
Liabilities
Segment liabilities	622,632		36,181,129	9,923,189
Deferred tax liabilities and tax payable	7,258,186		18,400,242	24,193,067
Total liabilities	7,880,818		54,581,371	34,116,256
Investment holding and others [Member]
Assets
Segment assets	32,459,929		31,133,035	1,721,377
Deferred tax assets and tax recoverable
Total assets	32,459,929		31,133,035	1,721,377
Liabilities
Segment liabilities	946,284		22,271,732	2,000
Deferred tax liabilities and tax payable	5,519		12,804	90
Total liabilities	RM 951,803		RM 22,284,536	RM 2,090